Term Loan (FY) (Details) $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 06, 2026 USD ($)	May 02, 2024	May 31, 2024 USD ($)	Apr. 30, 2022 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Floating rate spread in effect (greater than) (percent)				0.50%
Debt instrument, interest rate, stated percentage				4.50%
Interest expense					$ 475	$ 1,301	$ 1,843	$ 2,564	$ 5,274	$ 3,311
Proceeds from drawdown of term loans									0	30,000
Loss on extinguishment of debt					(3,354)	$ 0	(3,354)	$ 0	0	(553)
Payment of debt issuance costs									0	673
Level 3
Debt Instrument [Line Items]
Fair value of derivative liability at issuance of term loan			$ 4,500						0	4,450
Term loan
Debt Instrument [Line Items]
Interest expense										1,300
Proceeds from drawdown of term loans			29,500
Cash used to repay debt			10,500
Loss on extinguishment of debt										$ 600
Term Loans
Debt Instrument [Line Items]
Payment of debt issuance costs			700
Facility fee			400
Payments for other fees and expenses			200
Debt instrument, final fee amount			100
Debt discount			5,100
Long-term debt, fair value									$ 29,500
Debt instrument, final fee amount			$ 100
Term Loans | Term loan
Debt Instrument [Line Items]
Term loan available				$ 40,000
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature
Debt Instrument [Line Items]
Floating rate spread in effect (greater than) (percent)			1.80%
Proceeds from drawdown of term loans			$ 30,000
Loss on extinguishment of debt					(100)		(100)
Loan agreement, amount			60,000
Amount of net cash proceeds from certain financing activities			60,000
Minimum amount of offering of common stock			$ 50,000
Debt instrument variable rate floor (percent)			10.30%
Final fee, percentage			6.95%
Conversion of outstanding principal			$ 5,000
Additional interest rate		0.05	0.05
Allowable amount to invest in future offerings			$ 5,000
Repayments of notes payable	$ 31,400
Loss on extinguishment of debt					$ 3,400		$ 3,400
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Period One
Debt Instrument [Line Items]
Proceeds from drawdown of term loans			$ 25,000
Period for interest only payments (in months)			24 months
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Period Two
Debt Instrument [Line Items]
Proceeds from drawdown of term loans			$ 5,000
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Period Three
Debt Instrument [Line Items]
Capacity available to draw on the term loans			10,000
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Period Four
Debt Instrument [Line Items]
Capacity available to draw on the term loans			$ 20,000
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Minimum
Debt Instrument [Line Items]
Adjustment rate (percent)			9.99%
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature | Maximum
Debt Instrument [Line Items]
Adjustment rate (percent)			19.99%